Derivatives - Analysis of cash flow reserve and foreign exchange reserve (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivatives
Pre-tax cash flow hedge reserve	£ (1,035)	£ (2,005)
Pre-tax foreign exchange hedge reserve	(749)	(648)
Amount recognised in equity, cash flow hedges	69	(872)	£ 187
Amount recognised in equity, foreign exchange hedge reserve	(92)	122	£ 107
Amount transferred from equity to earnings, cash flow hedge reserve	899	1,494
Amount transferred from equity to earnings, foreign exchange hedge reserve	(9)	19
Interest rate risk
Derivatives
Continuing cash flow hedge reserve	(598)	(1,564)
De-designated cash flow hedge reserve	(438)	(437)
Amount recognised in equity, cash flow hedges	50	(931)
Interest rate risk | Net interest income
Derivatives
Amount transferred from equity to earnings, cash flow hedge reserve	912	1,562
Exchange rate risk
Derivatives
Continuing cash flow hedge reserve	1	(6)
Continuing foreign exchange hedge reserve	(50)	15
De-designated cash flow hedge reserve		2
De-designated foreign exchange hedge reserve	(699)	(663)
Amount recognised in equity, cash flow hedges	19	59
Amount recognised in equity, foreign exchange hedge reserve	(92)	122
Exchange rate risk | Net interest income
Derivatives
Amount transferred from equity to earnings, cash flow hedge reserve	(21)	(73)
Exchange rate risk | Non interest income
Derivatives
Amount transferred from equity to earnings, foreign exchange hedge reserve	(9)	19
Exchange rate risk | Operating expenses
Derivatives
Amount transferred from equity to earnings, cash flow hedge reserve	£ 8	£ 5